SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES
A.	SIGNIFICANT ACCOUNTING POLICIES

Description of Operations: PACCAR Inc (the Company or PACCAR) is a multinational company operating in two principal segments: (1) the design, manufacture and distribution of light-, medium- and heavy-duty commercial trucks and related aftermarket parts and (2) finance and leasing products and services provided to customers and dealers. PACCAR’s sales and revenues are derived primarily from North America and Europe. The Company also operates in Australia and sells trucks and parts to customers in Asia, Africa and South America.

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned domestic and foreign subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition:

Truck and Other: Substantially all sales and revenues of trucks and related aftermarket parts are recorded by the Company when products are shipped to dealers or customers, except for certain truck shipments that are subject to a residual value guarantee to the customer. Revenues related to these shipments are recognized on a straight-line basis over the guarantee period (see Note E). At the time certain truck and parts sales to a dealer are recognized, the Company records an estimate of the future sales incentive costs related to such sales. The estimate is based on historical data and announced incentive programs.

Financial Services: Interest income from finance and other receivables is recognized using the interest method. Certain loan origination costs are deferred and amortized to interest income over the expected life of the contracts, generally 36 to 60 months, using the straight-line method which approximates the interest method. For operating leases, rental revenue is recognized on a straight-line basis over the lease term.

Recognition of interest income and rental revenue is suspended (put on non-accrual status) when the receivable becomes more than 90 days past the contractual due date or earlier if some other event causes the Company to determine that collection is not probable. Accordingly, there were no finance receivables more than 90 days past due still accruing interest at December 31, 2011 or 2010. Recognition is resumed if the receivable becomes contractually current by the payment of all amounts due under the terms of the existing contract and collection of remaining amounts is considered probable (if not modified), or after the customer has made scheduled payments for three months and collection of remaining amounts is considered probable (if contractually modified). Payments received while the finance receivable is impaired or on non-accrual status are applied to interest and principal in accordance with the contractual terms.

Cash and Cash Equivalents: Cash equivalents consist of liquid investments with a maturity at date of purchase of 90 days or less.

Marketable Debt Securities: The Company’s investments in marketable debt securities are classified as available-for-sale. These investments are stated at fair value with any unrealized gains or losses, net of tax, included as a component of accumulated other comprehensive income.

The Company utilizes third-party pricing services for all of its marketable debt security valuations. The Company reviews the pricing methodology used by the third-party pricing services including the manner employed to collect market information. On a periodic basis, the Company also performs review and validation procedures on the pricing information received from the third-party providers. These procedures help ensure that the fair value information used by the Company is determined in accordance with applicable accounting guidance.

The Company evaluates its investment in marketable securities at the end of each reporting period to determine if a decline in fair value is other-than-temporary. Realized losses are recognized upon management’s determination that a decline in fair value is other than temporary. The determination of other-than-temporary impairment is a subjective process, requiring the use of judgments and assumptions regarding the amount and timing of recovery. The Company reviews and evaluates its investments at least quarterly to identify investments that have indications of other-than-temporary impairments. It is reasonably possible that a change in estimate could occur in the near term relating to other-than-temporary impairment. Accordingly, the Company considers several factors when evaluating debt securities for other-than-temporary impairment, including whether the decline in fair value of the security is due to increased default risk for the specific issuer or market interest rate risk.

In assessing default risk, the Company considers the collectability of principal and interest payments by monitoring changes to issuers’ credit ratings, specific credit events associated with individual issuers as well as the credit ratings of any financial guarantor, and the extent and duration to which amortized cost exceeds fair value.

In assessing market interest rate risk, including benchmark interest rates and credit spreads, the Company considers its intent for selling the securities and whether it is more likely than not the Company will be able to hold these securities until the recovery of any unrealized losses.

Receivables:

Trade and Other Receivables: The Company’s trade and other receivables are recorded at cost on the balance sheet, net of allowances.

Finance and Other Receivables:

Loans – Loans represent fixed- or floating-rate loans to customers collateralized by the vehicles purchased and are recorded at amortized cost.

Finance leases – Finance leases are retail direct financing leases and sales-type finance leases, which lease equipment to retail customers and dealers. These leases are reported as the sum of minimum lease payments receivable and estimated residual value of the property subject to the contracts, reduced by unearned interest which is shown separately.

Dealer wholesale financing – Dealer wholesale financing is floating-rate wholesale loans to PACCAR dealers for new and used trucks and are recorded at amortized cost. The loans are collateralized by the trucks being financed.

Interest and other – Interest and other receivables are interest on loans and leases and other amounts due within one year in the normal course of business.

Allowance for Credit Losses:

Truck and Other: The Company historically has not experienced significant losses on trade and other receivables in its Truck and Other businesses. The allowance for credit losses for Truck and Other was $3.2 and $3.5 for the years ended December 31, 2011 and 2010, respectively, and net charge-offs were $1.1, $.2 and $1.8 for the years ended December 31, 2011, 2010 and 2009, respectively.

Financial Services: The Company continuously monitors the payment performance of all its finance receivables. The Company evaluates its finance receivables collectively and, in some cases, individually. For large customers and dealers with wholesale financing, the Company regularly reviews their financial statements and makes site visits and phone contacts as appropriate. If the Company becomes aware of circumstances that could cause those customers or dealers to face financial difficulty, whether or not they are past due, the customers are placed on a watch list.

The Company may modify loans and finance leases for commercial reasons or for credit reasons for customers having difficulty making payments under the contract terms. When customer accounts are modified, the Company thoroughly evaluates the creditworthiness of the customers and modifies accounts that the Company considers likely to perform under the modified terms. It is rare for the Company to grant credit modifications for customers that do not meet minimum underwriting standards since the Company normally repossesses the financed equipment in these circumstances. The Company’s credit modifications for customers that do not meet minimum underwriting standards are classified as troubled debt restructurings (TDRs). On average, modifications extend contractual terms less than three months. Modifications did not have a significant effect on the weighted average term or interest rate of the portfolio. When granting modifications, the Company rarely forgives principal or interest or reduces interest rates.

The Company has developed a systematic methodology for determining the allowance for credit losses for its two portfolio segments, retail and wholesale. The retail segment includes retail loans and direct and sales-type finance leases, net of unearned interest. The wholesale segment includes wholesale financing loans to dealers that are collateralized by the trucks being financed. The wholesale segment generally has less risk than the retail segment. Wholesale receivables are shorter in duration than retail receivables, and the Company requires monthly reporting of the wholesale dealer’s financial condition, conducts periodic audits of the trucks being financed and in many cases, obtains personal guarantees or other security such as dealership assets. The allowance for credit losses consists of both specific and general reserves.

The Company individually evaluates certain finance receivables for impairment. Finance receivables which are evaluated individually consist of customers on non-accrual status, all wholesale accounts, certain large retail accounts with past-due balances or that otherwise are determined to be at a higher risk of credit loss, and loans which have been modified as TDRs. A receivable is considered impaired if it is probable the Company will be unable to collect all contractual interest and principal payments as scheduled. Large balance impaired receivables are individually evaluated to determine the appropriate reserve for losses. Small balance impaired receivables with similar risk characteristics are evaluated as a separate pool. Impaired receivables are considered collateral dependent. Accordingly, the evaluation of individual reserves is based on the fair value of the associated collateral (estimated sales proceeds less the costs to sell). When the underlying collateral fair value exceeds the Company’s loss exposure, no individual reserve is recorded. The Company uses a pricing model to assist in valuing the underlying collateral and categorizes the fair value as Level 2 in the hierarchy of fair value measurement. The pricing model is reviewed quarterly and updated as appropriate. The pricing model considers the make, model and year of the equipment as well as recent sales prices of comparable equipment. The fair value of the collateral is determined based on management’s evaluation of numerous factors such as the pricing model value, overall condition of the equipment, whether the Company will dispose of the equipment through wholesale or retail channels, as well as economic trends affecting used equipment values.

For finance receivables that are evaluated collectively, the Company determines the general allowance for credit losses for both retail and wholesale receivables based on historical loss information, using past-due account data and current market conditions. Information used includes assumptions regarding the likelihood of collecting current and past-due accounts, repossession rates, the recovery rate on the underlying collateral based on used truck values and other pledged collateral or recourse. The Company has developed a range of loss estimates for each of its country portfolios based on historical experience, taking into account loss frequency and severity in both strong and weak truck market conditions. A projection is made of the range of estimated credit losses inherent in the portfolio from which an amount is determined as probable based on current market conditions and other factors impacting the creditworthiness of the Company’s borrowers and their ability to repay. The amount is then compared to the allowance for credit loss balance (after charge-offs for the current period) and an appropriate adjustment is made. In determining the general allowance for credit losses, loans and finance leases are evaluated together since they relate to a similar customer base, their contractual terms require regular payment of principal and interest generally over 36 to 60 months and they are secured by the same type of collateral.

After determining the appropriate level of the allowance for credit losses, the provision for losses on finance receivables is charged to income as necessary to reflect management’s estimate of incurred credit losses, net of recoveries, inherent in the portfolio. Accounts are charged-off against the allowance for credit losses when, in the judgment of management, they are considered uncollectable (generally upon repossession of the collateral). Typically the timing between the repossession and charge-off is not significant. In cases where repossession is delayed (e.g., for legal proceedings), the Company records partial charge-offs. The charge-off is determined by comparing the fair value of the collateral, less cost to sell, to the recorded investment.

Inventories: Inventories are stated at the lower of cost or market. Cost of inventories in the U.S. is determined principally by the last-in, first-out (LIFO) method. Cost of all other inventories is determined principally by the first-in, first-out (FIFO) method.

Equipment on Operating Leases: The Company leases equipment under operating leases to customers in the Financial Services segment. In addition, in the Truck segment, equipment sold to customers in Europe subject to a residual value guarantee (RVG) by the Company is accounted for as an operating lease. Equipment is recorded at cost and is depreciated on the straight-line basis to the lower of the estimated residual value or guarantee value. Lease and guarantee periods generally range from three to seven years. Estimated useful lives of the equipment range from four to nine years. The Company reviews residual values of equipment on operating leases periodically to determine that recorded amounts are appropriate.

Property, Plant and Equipment: Property, plant and equipment are stated at cost. Depreciation is computed principally by the straight-line method based on the estimated useful lives of the various classes of assets. Certain production tooling is amortized on a unit of production basis.

Long-lived Assets, Goodwill and Other Intangible Assets: The Company evaluates the carrying value of property, plant, equipment and other intangible assets when events and circumstances warrant a review. Goodwill is tested for impairment at least on an annual basis. Impairment charges were insignificant during the three years ended December 31, 2011.

Product Support Liabilities: Product support liabilities are estimated future payments related to product warranties, optional extended warranties and repair and maintenance (R&M) contracts. The Company generally offers one-year warranties covering most of its vehicles and related aftermarket parts. Specific terms and conditions vary depending on the product and the country of sale. Optional extended warranty and R&M contracts can be purchased for periods which generally range up to five years. Warranty expenses and reserves are estimated and recorded at the time products or contracts are sold based on historical data regarding the source, frequency and cost of claims, net of any recoveries. PACCAR periodically assesses the adequacy of its recorded liabilities and adjusts them as appropriate to reflect actual experience.

Derivative Financial Instruments: Derivative financial instruments are used to hedge exposures to fluctuations in interest rates and foreign currency exchange rates. Certain derivative instruments designated as either cash flow hedges or fair value hedges are subject to hedge accounting. Derivative instruments that are not subject to hedge accounting are held as economic hedges. The Company’s policies prohibit the use of derivatives for speculation or trading. At inception of each hedge relationship, the Company documents its risk management objectives, procedures and accounting treatment.

The Company has elected not to offset derivative positions in the balance sheet with the same counterparty under the same master netting agreements. The Company is not required to post or receive collateral under these agreements. Exposure limits and minimum credit ratings are used to minimize the risks of counterparty default. The Company had no material exposures to default at December 31, 2011.

The Company uses regression analysis to assess effectiveness of interest-rate contracts on a quarterly basis. For foreign-exchange contracts, the Company performs quarterly assessments to ensure that critical terms continue to match. All components of the derivative instrument’s gain or loss are included in the assessment of hedge effectiveness. Gains or losses on the ineffective portion of cash flow hedges are recognized currently in earnings. Hedge accounting is discontinued prospectively when the Company determines that a derivative financial instrument has ceased to be a highly effective hedge.

Foreign Currency Translation: For most of PACCAR’s foreign subsidiaries, the local currency is the functional currency. All assets and liabilities are translated at year-end exchange rates and all income statement amounts are translated at the weighted average rates for the period. Translation adjustments are recorded in accumulated other comprehensive income (loss). PACCAR uses the U.S. dollar as the functional currency for all but one of its Mexican subsidiaries, which uses the local currency. For the U.S. functional currency entities in Mexico, inventories, cost of sales, property, plant and equipment and depreciation are remeasured at historical rates and resulting adjustments are included in net income.

Earnings per Share: Basic earnings per common share are computed by dividing earnings by the weighted average number of commons shares outstanding, plus the effect of any participating securities. Diluted earnings per common share are computed assuming that all potentially dilutive securities are converted into common shares under the treasury stock method. The dilutive and antidilutive options are shown separately in the table below.

Year Ended December 31,	2011	2010	2009
Additional shares	1,173,000	1,339,300	1,103,600
Antidilutive options	1,249,800	1,642,600	2,290,400

New Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 gives additional guidance to companies to assist in determining troubled debt restructurings. The Company adopted ASU 2011-02 in the third quarter of 2011; the implementation of this amendment resulted in additional disclosure (see Note D) but did not have a significant impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. While many of the amendments are clarifications to the existing guidance and are intended to align U.S. GAAP and IFRS, the ASU changes some fair value measurement principles and disclosure requirements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company is evaluating the impact of the ASU on its consolidated financial statements.

The FASB issued ASU 2011-05, Presentation of Comprehensive Income, subsequently amended by ASU 2011-12 in December 2011. This new guidance is effective for fiscal years, including interim periods, beginning after December 15, 2011. The new guidance requires entities to present components of net income and other comprehensive income in either a combined financial statement or in two separate but consecutive statements of net income and other comprehensive income. The Company is currently evaluating which method to adopt as required in 2012.

In September 2011, the FASB issued ASU 2011-08 amending the guidance on testing goodwill for impairment. This amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative impairment test. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 with early adoption permitted. The Company early adopted ASU 2011-08 in the fourth quarter of 2011 with no impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-09, Employer Disclosure Requirements for Multiemployer Pension Plans. This amendment requires employers participating in material multi-employer pension and other postretirement benefit plans to provide additional quantitative and qualitative disclosures to give users more detailed information about an employer’s involvement in multi-employer plans. The Company adopted ASU 2011-09 in the fourth quarter of 2011; the implementation of this amendment resulted in additional disclosures (see Note L), but did not have an impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASU requires all entities with financial instruments and derivatives that are either offset on the balance sheet, or subject to a master netting arrangement, to provide expanded disclosures about the nature of the rights of offset. ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Company will provide the expanded disclosures in 2013.